As filed with the Securities and Exchange Commission on October 20, 2003
                                                       1933 Act File No. 2-22019
                                                      1940 Act File No. 811-1241
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 83    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                AMENDMENT NO. 56            [X]

                            EATON VANCE GROWTH TRUST
                            ------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
    ------------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 19, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-efective amendment.

Large-Cap Growth Portfolio and Small-Cap Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Class R prospectus of Atlanta Capital Intermediate Bond Fund, Atlanta Capital Large-Cap Growth Fund and Atlanta Capital Small-Cap Fund (colletively, the "Funds") and the Class I prospectus of the Funds and the statement of additional information for the Funds were filed electronically with the Commission in Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A (the "Registration Statement") on January 27, 2003 (Accession No. 0000940394-03-000025) and are incorporated by reference herein.

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2003


1. THE NAMES OF THE FUNDS HAVE BEEN CHANGED TO THE FOLLOWING:

               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

2. ATLANTA CAPITAL LARGE-CAP GROWTH FUND AND ATLANTA CAPITAL SMALL-CAP FUND NOW OFFER CLASS A SHARES.

A. THE FOLLOWING IS ADDED TO ATLANTA CAPITAL LARGE-CAP GROWTH FUND'S "FUND FEES AND EXPENSES" UNDER "FUND SUMMARIES":

These tables describe the fees and expenses that you may pay if you buy and hold Class A shares.


Shareholder Fees
(fees paid directly from your investment)                                Class A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)           5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
  redemption)                                                             None
Maximum Sales Charge (Load)                                               None
Imposed on Reinvested Distributions                                       None
Exchange Fee                                                              None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)              Class A
--------------------------------------------------------------------------------
Management Fees                                                           0.65%
Distribution and Service (12b-1) Fees                                      n/a
Other Expenses*                                                           0.75%
                                                                          -----
Total Annual Fund Operating Expenses                                      1.40%
Less Expense Reimbursement**                                             (0.15)%
                                                                          -----
Net Annual Fund Operating Expenses                                        1.25%


 * Other Expenses is estimated and includes a 0.25% service fee paid pursuant to a Service Plan.
 ** For the fiscal year ending September 30, 2004, Eaton Vance has agreed to reimburse the Fund's Other Expenses (excluding service fees) to the extent they exceed 0.35% of average daily net assets.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year     3 Years
---------------------------------------------------------------
Class A shares                             $695       $949


B. THE FOLLOWING IS ADDED TO ATLANTA CAPITAL SMALL-CAP FUND'S "FUND FEES AND EXPENSES" UNDER "FUND SUMMARIES":

These tables describe the fees and expenses that you may pay if you buy and hold Class A shares.


Shareholder Fees
(fees paid directly from your investment)                                Class A
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)           5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
  redemption)                                                             None
Maximum Sales Charge (Load)                                               None
Imposed on Reinvested Distributions                                       None
Exchange Fee                                                              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)              Class A
--------------------------------------------------------------------------------
Management Fees                                                           1.00%
Distribution and Service (12b-1) Fees                                      n/a
Other Expenses*                                                           1.37%
                                                                          -----
Total Annual Fund Operating Expenses                                      2.37%
Less Expense Reimbursement**                                             (0.77)%
                                                                          -----
Net Annual Fund Operating Expenses                                        1.60%


 * Other Expenses is estimated and includes a 0.25% service fee paid pursuant to a Service Plan.
 ** For the fiscal year ending September 30, 2004, Eaton Vance has agreed to reimburse the Fund's Other Expenses (excluding service fees) to the extent they exceed 0.35% of average daily net assets.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year     3 Years
---------------------------------------------------------------
Class A shares                             $728      $1,051


C. THE FOLLOWING IS ADDED TO "ORGANIZATION" UNDER "MANAGEMENT AND ORGANIZATION":

The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights.

D. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "PURCHASING SHARES":

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge (described below under "Sales Charges"). The price of Class R shares is the net asset value. Purchase orders will be executed at the net asset value next determined after their receipt by the Fund. Your investment dealer can help you decide which class of shares suits your investment needs. Class R shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. The investment minimum for subsequent purchases of Class A shares is $50. Subsequent purchases of Class R shares may be in any amount.

E. THE INSTRUCTIONS FOR WIRING FUNDS TO PURCHASE SHARES UNDER "PURCHASING SHARES" IS ARE AMENDED BY REPLACING THE REFERENCE TO "BOSTON SAFE DEPOSIT & TRUST CO.," WITH "MELLON TRUST OF NEW ENGLAND N.A.".

F. THE FIFTH PARAGRAPH UNDER "PURCHASING SHARES" IS DELETED.

G. THE FOLLOWING IS ADDED AFTER "PURCHASING SHARES":

SALES CHARGES
FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                          Sales Charge             Sales Charge           Dealer Commission
                                        as Percentage of       as Percentage of Net      as a Percentage of
Amount of Purchase                       Offering Price          Amount Invested            Offering Price
----------------------------------------------------------------------------------------------------------------
Less than $50,000                           5.75%                     6.10%                      5.00%
$50,000 but less than $100,000              4.75%                     4.99%                      4.00%
$100,000 but less than $250,000             3.75%                     3.90%                      3.00%
$250,000 but less than $500,000             3.00%                     3.09%                      2.50%
$500,000 but less than $1,000,000           2.00%                     2.04%                      1.75%
$1,000,000 or more                          0.00*                     0.00*                    See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares which are not subject to a CDSC.

REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class C shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

DISTRIBUTION AND SERVICE FEES. Class R shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees of 0.25% of average daily net assets attributable to Class R for the sale and distribution of Class R shares (so-called "12b-1 fees"). Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Although there is no present intention to do so, the Fund could pay distribution fees of up to 0.50% annually upon Trustee approval. Class A and Class R shares pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

H. "DISTRIBUTION AND SERVICE FEES" UNDER "PURCHASING SHARES" IS DELETED IN ITS ENTIRETY.

I.  THE  FOLLOWING  IS  ADDED  TO  "DISTRIBUTIONS"  UNDER  "SHAREHOLDER  ACCOUNT
FEATURES":

Dividends and/or capitals gains may be reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

J.  THE  FOLLOWING  REPLACES   "WITHDRAWAL  PLAN"  UNDER  "SHAREHOLDER   ACCOUNT
FEATURES":

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

K. THE FOLLOWING REPLACES THE FIRST SENTENCE OF "TAX-SHELTERED RETIREMENT PLANS" UNDER "SHAREHOLDER ACCOUNT FEATURES":

Class A and Class R shares are available for purchase in connection with certain tax-sheltered retirement plans.

L. THE FOLLOWING REPLACES "EXCHANGE PRIVILEGE" UNDER "SHAREHOLDER ACCOUNT FEATURES":

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

3. THE FOLLOWING IS ADDED TO "FINANCIAL HIGHLIGHTS":

                                                                         SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
                                                          --------------------------------------------------------------------------
                                                                                           CLASS R
                                                          --------------------------------------------------------------------------
                                                              INTERMEDIATE BOND        LARGE-CAP GROWTH             SMALL-CAP
                                                                   FUND(1)                 FUND(1)                     FUND
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of period                             $10.370                  $ 7.390                  $ 7.700
                                                                  -------                  -------                  -------
Income (loss) from operations
Net investment income (loss)                                      $ 0.143                  $(0.008)                 $(0.020)
Net realized and unlrealized gain (loss)                            0.003(2)                 0.328                   (0.010)
                                                                  -------                  -------                  -------
Total income (loss) from operations                               $ 0.146                  $ 0.320                  $(0.030)
                                                                  -------                  -------                  -------
Less distributions
From net investment income                                        $(0.168)                      --                       --
From net realized gain                                             (0.258)                      --                       --
                                                                  -------                  -------                  -------
Total distributions                                               $(0.426)                      --                       --
                                                                  -------                  -------                  -------
Net asset value - End of period                                   $10.090                  $ 7.710                  $ 7.670
                                                                  -------                  -------                  -------
Total return(3)                                                      1.47%                    4.33%                   (0.39)%

Ratios/Supplemental Data+
Net assets, end of period (000's omitted)                         $     3                  $     1                  $     1
Ratios (as a percentage of average daily
net assets):
  Net expenses(4)                                                    1.25%(5)                 1.50%(5)                 1.85%(5)
  Expenses after custodian fee reduction(4)                            --                       --                     1.85%(5)
  Net investment income (loss)                                       2.86%(5)                (0.19)%(5)               (0.75)%(5)
Portfolio Turnover of the Fund                                         29%                      --                       --
Portfolio Turnover of the Portfolio                                    --                       15%                      26%

+The operating expenses of the Intermediate Bond Fund and Portfolios reflect a reduction of the investment adviser fee. The operating expenses of the Funds reflect an allocation of expenses to the administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses(4)                                                        1.36%(5)                 1.63%(5)                 2.43%(5)
  Expenses after custodian fee reduction(4)                            --                       --                     2.43%(5)
  Net investment income (loss)                                       2.75%(5)                (0.32)%(5)               (1.33)%(5)
Net investment income (loss) per share                             $0.137                  $(0.013)                 $(0.035)

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

4. THE ACCOUNT APPLICATION FORM INCLUDED AT THE BACK OF THE PROSPECTUS IS DELETED. PLEASE CALL 1-866-386-3537 FOR AN APPLICATION.

5. THE DATE OF THE PROSPECTUS IS CHANGED TO NOVEMBER 19, 2003.

November 19, 2003                                                     ATLRPROSS1

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2003

1. THE NAMES OF THE FUNDS HAVE BEEN CHANGED TO THE FOLLOWING:

               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

2.  THE  FOLLOWING  IS  ADDED  TO  "FUND   MANAGEMENT"   UNDER  "MANAGEMENT  AND
ORGANIZATION":

Effective June 6, 2003, William H. Park has replaced Jack L. Treynor as a noninterested Trustee. Effective July 1, 2003, Ronald A. Pearlman replaced Donald R. Dwight as a noninterested Trustee. The following amends the biographical information in the Trustees' table under "Management and Organization":

                                                                                                 Number of
                          Position(s)         Term of                                        Portfolios in Fund            Other
                            with the         Office and       Principal Occupation(s)        Complex Overseen          Directorships
Name and Date of Birth  Trust/Portfolio   Length of Service   During past Five Years           By Trustee(1)               Held
----------------------  ---------------   -----------------   ----------------------           -------------               ----
William H. Park         Trustee           Trustee since 2003  President and Chief Executive         191                    None
9/19/47                                                       Officer, Prizm Capital
                                                              Management, LLC (investment
                                                              management firm) (since 2002).
                                                              Executive Vice President and
                                                              Chief Financial Officer, United
                                                              Asset Management Corporation
                                                              (a holding company owning
                                                              institutional investment
                                                              management firms) (1982-2001).

Ronald A. Pearlman      Trustee           Trustee since 2003  Professor of Law, Georgetown          191                    None
7/10/40                                                       University Law Center (since
                                                              1999).  Tax Partner, Covington
                                                              & Burling, Washington, DC
                                                              (1991-2000).

In connection with the appointment of new Trustees, the members of the Governance Committee (formerly the Nominating Committee), Audit Committee and Special Committee of the Board of Trustees of the Trust and the Portfolio have changed. The new Committee members are as follows:

        Governance Committee: Ms. Stout (Chair), Messrs. Hayes, Park, Pearlman
          and Reamer.
        Audit Committee: Messrs. Reamer (Chair), Hayes, Park and Ms. Stout. Special Committee: Messrs. Hayes (Chair), Park, Pearlman and Reamer.

3. THE FOLLOWING IS ADDED TO THE END OF "MANAGEMENT AND ORGANIZATION":

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment sub-adviser and adopted the investment sub-adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment sub-adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment sub-adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment sub-adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment sub-adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment sub-adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The investment sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote

4. THE FOLLOWING SUPPLEMENTS "PRINCIPAL UNDERWRITER" UNDER "OTHER SERVICE PROVIDERS":

The Distribution Agreement as it applies to Class A shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class A shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.

5. THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":

The Trustees have established the following procedures for the fair valuation of assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

6. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "PURCHASING AND REDEEMING SHARES":

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

7. THE FOLLOWING IS ADDED AFTER "PURCHASING AND REDEEMING SHARES":

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased
(i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for each Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on December 10, 2001 and October 20, 2003. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

8. "DISTRIBUTION PLAN" IS DELETED IN ITS ENTIRETY.

9. THE FOLLOWING PARAGRAPH IS ADDED TO "TAXES":

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

10. THE FOLLOWING IS TO "FINANCIAL STATEMENTS":

The unaudited financial statements of the Funds and Portfolios appear in each Fund's most recent semiannual report to shareholders and are incorporated by reference into this SAI. A copy of each semiannual report accompanies this SAI.

11. THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO NOVEMBER 19, 2003.

12. THE FOLLOWING IS ADDED AS A NEW APPENDIX:

                                                                      APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

As of the date of this SAI, this Class of each Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of the date of this SAI, Eaton Vance owned one shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.


November 19, 2003

                        EATON VANCE LARGE-CAP GROWTH FUND
                           EATON VANCE SMALL-CAP FUND

                         SUPPLEMENT TO PROSPECTUS DATED
                                FEBRUARY 1, 2003




Shares of the above Funds are no longer offered for purchase to new investors.


November 19, 2003                                                    ACMSLCAPPS2

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND

                     SUPPLEMENT TO I SHARE PROSPECTUS DATED
                                FEBRUARY 1, 2003




1. The name of the Funds have been changed as follows:

   Eaton Vance-Atlanta Capital Intermediate Bond Fund
   Eaton Vance-Atlanta Capital Large-Cap Growth Fund
   Eaton Vance-Atlanta Capital Small-Cap Fund

2. The date of the Prospectus is changed to November 19, 2003.

3. The following replaces the fifth sentence of the second paragraph under the section "Purchasing Shares":

An account application form must be promptly forwarded to the transfer agent. You may request a current account application by calling 800-225-6265.

4. The instructions for wiring funds to purchase shares under "Purchasing Shares" are amended by replacing the reference to "Boston Safe Deposit & Trust Co." with "Mellon Trust of New England N.A."

5. The account application form included at the back of the prospectus is deleted.


November 19, 2003                                                     ATLIPROSPS

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

(a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value dated October 20, 2003 filed herewith.

(b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (2)    Amendment to By-Laws dated  December 13, 1993 filed as Exhibit  (2)(b)
          to  Post-Effective   Amendment  No.  59  filed  August  16,  1995  and
          incorporated herein by reference.

   (3) Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment 79 filed December 23, 2002 and incorporated herein by reference.

(c)       Reference is made to Item 23(a) and 23(b) above.

(d)(1) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

   (2) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit
          (e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

      (b) Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution Agreement effective December 10, 2001 filed herewith.

   (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
          25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (2)(a) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

      (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

   (3)    Transfer  Agency  Agreement dated as of July 31, 2003 filed as Exhibit
          (h)(3) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

   (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
          0000940394-02-0004620) and incorporated herein by reference.

(i)       Opinion of Counsel dated October 20, 2003 filed herewith.

(j)(1) Independent Auditors' Consent for Atlanta Capital Intermediate Bond Fund filed herewith.

   (2) Independent Auditors' Consent for Atlanta Capital Large-Cap Growth Fund filed herewith.

   (3) Independent Auditors' Consent for Atlanta Capital Small-Cap Fund filed herewith.

(m)(1)(a) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Class A Service Plan dated October 20, 2003 filed herewith.

   (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

   (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (4) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (5) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules A filed as Exhibit (m)(5) to
          Post-Effective Amendment No. 76 filed January 22, 2001 and incorporated herein by reference.

   (6)(a) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

      (b) Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 filed as Exhibit
          (6)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

(o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 Accession No. 0000940394-03-000234) and incorporated herein by reference.

   (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-000234) and incorporated herein by reference.

(p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121 and 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

   (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit
          (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

   (3) Amended and Restated Code of Ethics adopted by OrbiMed Advisors Inc. effective January 1, 2001 filed as Exhibit (p)(3) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

   (4) Code of Ethics adopted by Atlanta Capital Management Company, LLC effective December 26, 2000 filed as Exhibit (p)(2) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed December 14, 2001 (Accession No. 0000940394-01-500553) and incorporated herein by reference.

(q)(1) Power of Attorney for Eaton Vance Growth Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

   (2) Power of Attorney for Worldwide Health Sciences Portfolio dated July 1, 2003 filed as Exhibit (q)(2)(c) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

   (3) Power of Attorney for Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

   (4) Power of Attorney for Information Age Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

   (5) Power of Attorney for Asian Small Companies Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

   (6) Power of Attorney for Greater China Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

   (7) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated July 1, 2003 filed as Exhibit (q)(6)(a) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

     ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management and Research (File No. 801-43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890), Orbimed (File No. 801-34429) and Atlanta Capital Management Company, LLC (File No. 801-52179) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund
Eaton Vance Growth Trust
Eaton Vance Institutional Senior Floating-Rate Fund
Eaton Vance Investment Trust
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II
Eaton Vance Mutual Funds Trust
Eaton Vance Prime Rate Reserves
Eaton Vance Series Trust II
Eaton Vance Special Investment Trust
EV Classic Senior Floating-Rate Fund
Eaton Vance Variable Trust

    (b)

         (1)                          (2)                           (3)
 Name and Principal          Positions and Offices         Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo      Vice President and Treasurer               None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None

   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

_________________
*Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 20, 2003.

                               EATON VANCE GROWTH TRUST

                               By:  /s/ THOMAS E. FAUST JR.
                                    ---------------------------------
                                    Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on October 20, 2003.

      SIGNATURE                                     TITLE
      ---------                                     -----

/s/ Thomas E. Faust Jr.               President (Chief Executive Officer)
------------------------
Thomas E. Faust Jr.

/s/ James L. O'Connor                 Treasurer (Principal Financial and
------------------------                     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*                              Trustee
------------------------
Jessica M. Biblliowicz

/s/ James B. Hawkes                                 Trustee
------------------------
James B. Hawkes

Samuel L. Hayes, III*                               Trustee
------------------------
Samuel L. Hayes, III

William H. Park*                                    Trustee
------------------------
William H. Park

Ronald A. Pearlman*                                 Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                                   Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                      Trustee
------------------------
Lynn A. Stout


*By:  /s/  Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Large-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on October 20, 2003.

                               LARGE-CAP GROWTH PORTFOLIO

                               By:  /s/ JAMES B. HAWKES
                                    ----------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on October 20, 2003.

      SIGNATURE                                     TITLE
      ---------                                     -----

/s/ James B. Hawkes              President (Chief Executive Officer) and Trustee
------------------------
James B. Hawkes

/s/ Kristin S. Anagnost               Treasurer (Principal Financial and
------------------------                     Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*                              Trustee
------------------------
Jessica M. Biblliowicz

Samuel L. Hayes, III*                               Trustee
------------------------
Samuel L. Hayes, III

William H. Park*                                    Trustee
------------------------
William H. Park

Ronald A. Pearlman*                                 Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                                   Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                      Trustee
------------------------
Lynn A. Stout


*By:  /s/  Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on October 20, 2003.

                               SMALL-CAP PORTFOLIO

                               By:  /s/ JAMES B. HAWKES
                                    ----------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on October 20, 2003.

      SIGNATURE                                     TITLE
      ---------                                     -----

/s/ James B. Hawkes              President (Chief Executive Officer) and Trustee
------------------------
James B. Hawkes

/s/ Kristin S. Anagnost               Treasurer (Principal Financial and
------------------------                     Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*                              Trustee
------------------------
Jessica M. Biblliowicz

Samuel L. Hayes, III*                               Trustee
------------------------
Samuel L. Hayes, III

William H. Park*                                    Trustee
------------------------
William H. Park

Ronald A. Pearlman*                                 Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                                   Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                      Trustee
------------------------
Lynn A. Stout


*By:  /s/  Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

(a)(4) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated October 20, 2003.

(e)(1)(b)      Amended  Schedule A to  Distribution  Agreement dated October 20,
               2003

(i)            Opinion of Internal Counsel dated October 20, 2003

(j)(1)         Independent  Auditors'  Consent for Atlanta Capital  Intermediate
               Bond Fund

   (2)         Independent  Auditors'  Consent  for  Atlanta  Capital  Large-Cap
               Growth Fund

   (3)         Independent Auditors' Consent for Atlanta Capital Small-Cap Fund

(m)(1)(b)      Amended Schedule A to Class A Service Plan dated October 20, 2003